UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  Investment Company Act file number 811-08299
                                                     ---------

                  Oppenheimer International Small Company Fund
                  --------------------------------------------
               (Exact name of registrant as specified in charter)

             6803 South Tucson Way, Centennial, Colorado 80112-3924
             ------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                              Robert G. Zack, Esq.
                             OppenheimerFunds, Inc.
            Two World Financial Center, New York, New York 10281-1008
            ---------------------------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 768-3200
                                                           --------------

                       Date of fiscal year end: August 31
                                                ---------

                      Date of reporting period: 02/29/2008
                                                ----------



ITEM 1.  REPORTS TO STOCKHOLDERS.

   FEBRUARY 29, 2008

--------------------------------------------------------------------------------

      Oppenheimer                                                Management
      International Small                                       Commentaries
      Company Fund                                                   and
                                                              Semiannual Report

--------------------------------------------------------------------------------

      MANAGEMENT COMMENTARIES

            An Interview with Your Fund's Manager

            Listing of Top Holdings

      SEMIANNUAL REPORT

            Listing of Investments

            Financial Statements

                                                         [OPPENHEIMERFUNDS LOGO]

TOP HOLDINGS AND ALLOCATIONS
--------------------------------------------------------------------------------

TOP TEN COMMON STOCK HOLDINGS
--------------------------------------------------------------------------------
Xinao Gas Holdings Ltd.                                                    3.2%
--------------------------------------------------------------------------------
Central African Mining & Exploration Co. plc                               2.7
--------------------------------------------------------------------------------
Addax Petroleum Corp.                                                      2.6
--------------------------------------------------------------------------------
HudBay Minerals, Inc.                                                      2.6
--------------------------------------------------------------------------------
Anvil Mining Ltd.                                                          2.4
--------------------------------------------------------------------------------
Lundin Mining Corp.                                                        2.3
--------------------------------------------------------------------------------
Petrolifera Petroleum Ltd.                                                 2.2
--------------------------------------------------------------------------------
First Quantum Minerals Ltd.                                                2.1
--------------------------------------------------------------------------------
Pacific Rubiales Energy Corp.                                              2.1
--------------------------------------------------------------------------------
Kenedix, Inc.                                                              2.0

Portfolio holdings and allocations are subject to change. Percentages are as of February 29, 2008, and are based on net assets.

For up-to-date Top 10 Fund holdings, please visit www.oppenheimerfunds.com.

TOP TEN GEOGRAPHICAL HOLDINGS
--------------------------------------------------------------------------------
Canada                                                                    38.0%
--------------------------------------------------------------------------------
India                                                                      9.7
--------------------------------------------------------------------------------
Australia                                                                  9.2
--------------------------------------------------------------------------------
Japan                                                                      9.0
--------------------------------------------------------------------------------
United Kingdom                                                             5.0
--------------------------------------------------------------------------------
Cayman Islands                                                             4.3
--------------------------------------------------------------------------------
Germany                                                                    4.2
--------------------------------------------------------------------------------
Brazil                                                                     3.3
--------------------------------------------------------------------------------
Norway                                                                     3.3
--------------------------------------------------------------------------------
Bermuda                                                                    2.9

Portfolio holdings and allocations are subject to change. Percentages are as of February 29, 2008, and are based on the total market value of investments.

                12 | OPPENHEIMER INTERNATIONAL SMALL COMPANY FUND

REGIONAL ALLOCATION

[PIE CHART]

United States/Canada                    38.0%
Asia                                    37.0
Europe                                  13.2
Latin America                           10.5
Emerging Europe                          1.3

Portfolio holdings and allocations are subject to change. Percentages are as of February 29, 2008, and are based on the total market value of investments.

                13 | OPPENHEIMER INTERNATIONAL SMALL COMPANY FUND

NOTES
--------------------------------------------------------------------------------

     Total returns include changes in share price and reinvestment of dividends and capital gains distributions in a hypothetical investment for the periods shown. Cumulative total returns are not annualized. The Fund's total returns shown do not reflect the deduction of income taxes on an individual's investment. Taxes may reduce your actual investment returns on income or gains paid by the Fund or any gains you may realize if you sell your shares. INVESTORS SHOULD CONSIDER THE FUND'S INVESTMENT OBJECTIVES, RISKS, AND OTHER CHARGES AND EXPENSES CAREFULLY BEFORE INVESTING. THE FUND'S PROSPECTUS CONTAINS THIS AND OTHER INFORMATION ABOUT THE FUND, AND MAY BE OBTAINED BY ASKING YOUR FINANCIAL ADVISOR, CALLING US AT
     1.800.525.7048 OR VISITING OUR WEBSITE AT WWW.OPPENHEIMERFUNDS.COM. READ THE PROSPECTUS CAREFULLY BEFORE INVESTING.

     The Fund's investment strategy and focus can change over time. The mention of specific fund holdings does not constitute a recommendation by OppenheimerFunds, Inc.

     CLASS A shares of the Fund were first publicly offered on 11/17/97. Unless otherwise noted, Class A returns include the maximum initial sales charge of 5.75%.

     CLASS B shares of the Fund were first publicly offered on 11/17/97. Unless otherwise noted, Class B returns include the applicable contingent deferred sales charge of 5% (1-year) and 2% (5-year). Because Class B shares convert to Class A shares 72 months after purchase, the 10-year return for Class B uses Class A performance for the period after conversion. Class B shares are subject to a 0.75% annual asset-based sales charge.

     CLASS C shares of the Fund were first publicly offered on 11/17/97. Unless otherwise noted, Class C returns include the contingent deferred sales charge of 1% for the 1-year period. Class C shares are subject to a 0.75% annual asset-based sales charge.

     CLASS N shares of the Fund were first publicly offered on 3/1/01. Class N shares are offered only through retirement plans. Unless otherwise noted, Class N returns include the contingent deferred sales charge of 1% for the 1-year period. Class N shares are subject to an annual 0.25% asset-based sales charge.

     CLASS Y shares of the Fund were first publicly offered on 9/7/05. Class Y shares are offered only to certain institutional investors under special agreements with the Distributor.

     An explanation of the calculation of performance is in the Fund's Statement of Additional Information.

                14 | OPPENHEIMER INTERNATIONAL SMALL COMPANY FUND

FUND EXPENSES
--------------------------------------------------------------------------------

     FUND EXPENSES. As a shareholder of the Fund, you incur two types of costs:
     (1) transaction costs, which may include sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions; and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and service fees; and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

     The examples are based on an investment of $1,000.00 invested at the beginning of the period and held for the entire 6-month period ended February 29, 2008.

     ACTUAL EXPENSES. The first section of the table provides information about actual account values and actual expenses. You may use the information in this section for the class of shares you hold, together with the amount you invested, to estimate the expense that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600.00 account value divided by $1,000.00 = 8.60), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

     HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES. The second section of the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio for each class of shares, and an assumed rate of return of 5% per year for each class before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

     Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or contingent deferred sales charges (loads), redemption fees, or a $12.00 fee imposed annually on accounts valued at less than $500.00 (subject to exceptions

                15 | OPPENHEIMER INTERNATIONAL SMALL COMPANY FUND

FUND EXPENSES Continued
--------------------------------------------------------------------------------

      described in the Statement of Additional Information). Therefore, the "hypothetical" section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                BEGINNING           ENDING              EXPENSES
                                ACCOUNT             ACCOUNT             PAID DURING
                                VALUE               VALUE               6 MONTHS ENDED
ACTUAL                          SEPTEMBER 1, 2007   FEBRUARY 29, 2008   FEBRUARY 29, 2008
--------------------------------------------------------------------------------------------
Class A                             $1,000.00           $  986.10            $5.60
--------------------------------------------------------------------------------------------
Class B                              1,000.00              982.20             9.71
--------------------------------------------------------------------------------------------
Class C                              1,000.00              982.20             9.41
--------------------------------------------------------------------------------------------
Class N                              1,000.00              984.40             7.43
--------------------------------------------------------------------------------------------
Class Y                              1,000.00              987.50             4.01

HYPOTHETICAL
(5% return before expenses)
--------------------------------------------------------------------------------------------
Class A                              1,000.00            1,019.24             5.69
--------------------------------------------------------------------------------------------
Class B                              1,000.00            1,015.12             9.87
--------------------------------------------------------------------------------------------
Class C                              1,000.00            1,015.42             9.57
--------------------------------------------------------------------------------------------
Class N                              1,000.00            1,017.40             7.55
--------------------------------------------------------------------------------------------
Class Y                              1,000.00            1,020.84             4.08

Expenses are equal to the Fund's annualized expense ratio for that class, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). Those annualized expense ratios, excluding indirect expenses from affiliated fund, based on the 6-month period ended February 29, 2008 are as follows:

CLASS        EXPENSE RATIOS
----------------------------
Class A            1.13%
----------------------------
Class B            1.96
----------------------------
Class C            1.90
----------------------------
Class N            1.50
----------------------------
Class Y            0.81

The expense ratios reflect reduction to custodian expenses and voluntary waivers or reimbursements of expenses by the Fund's Manager that can be terminated at any time, without advance notice. The "Financial Highlights" tables in the Fund's financial statements, included in this report, also show the gross expense ratios, without such waivers or reimbursements and reduction to custodian expenses, if applicable.

                 16 | OPPENHEIMER INTERNATIONAL SMALL COMPANY FUND

STATEMENT OF INVESTMENTS February 29, 2008/Unaudited
--------------------------------------------------------------------------------

                                                                       SHARES           VALUE
-----------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------
COMMON STOCKS--99.1%
-----------------------------------------------------------------------------------------------

CONSUMER DISCRETIONARY--6.1%
-----------------------------------------------------------------------------------------------
AUTO COMPONENTS--1.4%
Azure
Dynamics Corp. 1,2,3                                               21,000,000     $ 8,107,696
-----------------------------------------------------------------------------------------------
Westport
Innovations, Inc. 1,3                                               2,225,000       7,233,934
-----------------------------------------------------------------------------------------------
Westport
Innovations, Inc. 1,3                                               6,775,000      22,026,924
                                                                                  -------------
                                                                                   37,368,554

-----------------------------------------------------------------------------------------------
DIVERSIFIED CONSUMER SERVICES--0.2%
Shinwa Art
Auction Co. Ltd. 3                                                      5,000       5,730,059
-----------------------------------------------------------------------------------------------
HOUSEHOLD DURABLES--1.5%
Gafisa SA                                                           2,000,000      39,181,598
-----------------------------------------------------------------------------------------------
MEDIA--2.3%
Deccan Chronicle
Holdings Ltd.                                                       1,780,500       7,443,816
-----------------------------------------------------------------------------------------------
Immersive
Media Corp. 1,3                                                     1,900,000       2,470,917
-----------------------------------------------------------------------------------------------
PVR Ltd. 3                                                          1,983,100      13,678,019
-----------------------------------------------------------------------------------------------
Village
Roadshow Ltd.                                                       5,000,000      12,939,216
-----------------------------------------------------------------------------------------------
Village Roadshow Ltd.,
Cl. A, Preference                                                   5,000,000      12,575,921
-----------------------------------------------------------------------------------------------
Xinhua
Finance Ltd. 1,3                                                       35,000       4,482,550
-----------------------------------------------------------------------------------------------
Xinhua Finance Ltd.,
Sponsored ADR 1,3                                                   4,000,000       5,200,000
                                                                                  -------------
                                                                                   58,790,439

-----------------------------------------------------------------------------------------------
MULTILINE RETAIL--0.7%
Robinson Department
Store Public Co. Ltd.                                              50,000,000      17,791,898
-----------------------------------------------------------------------------------------------
CONSUMER STAPLES--4.8%
-----------------------------------------------------------------------------------------------
BEVERAGES--1.5%
United Breweries
Ltd.                                                                6,000,000      38,029,495
-----------------------------------------------------------------------------------------------
FOOD & STAPLES RETAILING--0.9%
Wumart Stores, Inc. 3                                              30,000,000      23,704,607

                                                                       SHARES           VALUE
-----------------------------------------------------------------------------------------------
FOOD PRODUCTS--2.4%
Black Earth
Farming Ltd., SDR 1                                                 1,500,000     $17,636,756
-----------------------------------------------------------------------------------------------
China Green
(Holdings) Ltd.                                                    15,000,000      17,200,774
-----------------------------------------------------------------------------------------------
China Vanguard
Group Ltd. 1,3                                                     65,000,000      15,936,952
-----------------------------------------------------------------------------------------------
Crown
Confectionery
Co. Ltd. 3                                                            104,408      11,215,955
                                                                                  -------------
                                                                                   61,990,437

-----------------------------------------------------------------------------------------------
ENERGY--21.5%
-----------------------------------------------------------------------------------------------
ENERGY EQUIPMENT & SERVICES--1.8%
Sikanni
Services Ltd. 1,3,4                                                10,000,000       2,032,004
-----------------------------------------------------------------------------------------------
Trican Well
Service Ltd.                                                        2,500,000      43,713,487
                                                                                  -------------
                                                                                   45,745,491

-----------------------------------------------------------------------------------------------
OIL, GAS & CONSUMABLE FUELS--19.7%
Addax
Petroleum Corp. 4                                                   1,500,000      68,580,138
-----------------------------------------------------------------------------------------------
Calvalley
Petroleum, Inc.,
Cl. A 1,3                                                           8,000,000      40,558,801
-----------------------------------------------------------------------------------------------
Canoro
Resources Ltd. 1,3                                                  1,800,000       3,072,390
-----------------------------------------------------------------------------------------------
Canoro
Resources Ltd. 1,3                                                  7,200,000      12,289,561
-----------------------------------------------------------------------------------------------
CGX Energy, Inc. 1                                                    100,000         321,057
-----------------------------------------------------------------------------------------------
CGX Energy, Inc. 1                                                  4,400,000      13,220,787
-----------------------------------------------------------------------------------------------
Corridor
Resources, Inc. 1                                                   2,500,000      16,002,032
-----------------------------------------------------------------------------------------------
Culane
Energy Corp. 1,3                                                    1,660,000      12,058,928
-----------------------------------------------------------------------------------------------
DNO
International ASA 1                                                30,000,000      38,771,202
-----------------------------------------------------------------------------------------------
Gulf Keystone
Petroleum Ltd. 1,3                                                 21,500,000      12,969,251
-----------------------------------------------------------------------------------------------
Heritage Oil Corp. 1                                                  350,000      16,891,034
-----------------------------------------------------------------------------------------------
Max Petroleum plc 1                                                 9,000,000      12,160,712

                17 | OPPENHEIMER INTERNATIONAL SMALL COMPANY FUND

STATEMENT OF INVESTMENTS Unaudited/Continued
--------------------------------------------------------------------------------

                                                                        SHARES            VALUE
-------------------------------------------------------------------------------------------------
OIL, GAS & CONSUMABLE FUELS Continued
Nido
Petroleum Ltd. 1,3                                                  71,000,000     $ 20,503,409
-------------------------------------------------------------------------------------------------
Pacific Rubiales
Energy Corp. 1                                                      15,000,559       20,574,808
-------------------------------------------------------------------------------------------------
Pacific Rubiales
Energy Corp. 1,2                                                    38,999,441       53,491,740
-------------------------------------------------------------------------------------------------
Pan Orient
Energy Corp. 1                                                         725,000        9,789,434
-------------------------------------------------------------------------------------------------
Pan Orient
Energy Corp. 1                                                         775,000        9,514,580
-------------------------------------------------------------------------------------------------
Petrolifera
Petroleum Ltd. 1,3                                                   4,500,000       57,150,114
-------------------------------------------------------------------------------------------------
Sibir Energy plc                                                     1,000,000       10,769,781
-------------------------------------------------------------------------------------------------
Straits Asia
Resources Ltd.                                                      15,000,000       40,993,616
-------------------------------------------------------------------------------------------------
Western Prospector
Group Ltd. 1,3                                                       4,000,000        3,860,808
-------------------------------------------------------------------------------------------------
WesternZagros
Resources Ltd. 1,3                                                  13,000,000       38,963,678
                                                                                   --------------
                                                                                    512,507,861

-------------------------------------------------------------------------------------------------
FINANCIALS--16.2%
-------------------------------------------------------------------------------------------------
CAPITAL MARKETS--2.8%
RISA Partners, Inc. 3                                                   19,000       37,152,147
-------------------------------------------------------------------------------------------------
Uranium
Participation Corp. 1                                                3,000,000       35,204,470
                                                                                   --------------
                                                                                     72,356,617

-------------------------------------------------------------------------------------------------
COMMERCIAL BANKS--4.9%
Banco Sofisa SA                                                      4,000,000       26,728,165
-------------------------------------------------------------------------------------------------
Development Credit
Bank Ltd. 1                                                          7,000,000       19,085,176
-------------------------------------------------------------------------------------------------
Federal Bank Ltd.                                                    1,500,000       10,985,439
-------------------------------------------------------------------------------------------------
Karnataka Bank Ltd.                                                  6,000,000       38,873,808
-------------------------------------------------------------------------------------------------
Vozrozhdenie Bank 2                                                    500,000       33,000,000
                                                                                   --------------
                                                                                    128,672,588

-------------------------------------------------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES--2.3%
Arques
Industries AG 3                                                      2,000,000       41,943,310
-------------------------------------------------------------------------------------------------
Fidec Corp. 3                                                           14,000       12,487,158

                                                                        SHARES            VALUE
-------------------------------------------------------------------------------------------------
DIVERSIFIED FINANCIAL Continued
World Energy
Solutions, Inc. 1,3                                                  6,000,000     $  4,572,009
                                                                                   --------------
                                                                                     59,002,477

-------------------------------------------------------------------------------------------------
REAL ESTATE MANAGEMENT & DEVELOPMENT--6.2%
Funai Zaisan
Consultants Co.
Ltd. 3                                                                  10,000       17,898,241
-------------------------------------------------------------------------------------------------
Ishaan Real
Estate plc 1                                                        10,000,000       22,155,745
-------------------------------------------------------------------------------------------------
Kenedix, Inc. 3                                                         40,000       52,626,482
-------------------------------------------------------------------------------------------------
Klabin Segall SA                                                     3,000,000       19,336,527
-------------------------------------------------------------------------------------------------
Shenzhen
Investment Ltd.                                                     70,000,000       37,338,131
-------------------------------------------------------------------------------------------------
SURUGA Corp.                                                         1,000,000       11,206,687
                                                                                   --------------
                                                                                    160,561,813

-------------------------------------------------------------------------------------------------
HEALTH CARE--0.8%
-------------------------------------------------------------------------------------------------
BIOTECHNOLOGY--0.1%
Norwood
Immunology Ltd. 1,2,3                                               14,500,000        1,296,547
-------------------------------------------------------------------------------------------------
HEALTH CARE PROVIDERS & SERVICES--0.7%
Apollo Hospitals
Enterprise Ltd.                                                      1,500,000       18,374,891
-------------------------------------------------------------------------------------------------
INDUSTRIALS--4.6%
-------------------------------------------------------------------------------------------------
AEROSPACE & DEFENSE--0.0%
Atlantis
Systems Corp. 1                                                      1,200,000          195,072
-------------------------------------------------------------------------------------------------
COMMERCIAL SERVICES & SUPPLIES--2.0%
Wirecard AG 1                                                        3,000,000       51,040,093
-------------------------------------------------------------------------------------------------
CONSTRUCTION & ENGINEERING--1.5%
Nagarjuna
Construction Co.
Ltd.                                                                 5,517,401       36,868,743
-------------------------------------------------------------------------------------------------
PYI Corp. Ltd.                                                       8,046,000        2,530,679
                                                                                   --------------
                                                                                     39,399,422

-------------------------------------------------------------------------------------------------
INDUSTRIAL CONGLOMERATES--1.0%
Beijing Enterprises
Holdings Ltd.                                                        6,306,000       26,168,736
-------------------------------------------------------------------------------------------------
MACHINERY--0.1%
Fong's
Industries Co. Ltd.                                                  6,186,000        3,656,921

               18 | OPPENHEIMER INTERNATIONAL SMALL COMPANY FUND

                                                                      SHARES            VALUE
-----------------------------------------------------------------------------------------------
INFORMATION TECHNOLOGY--12.7%
-----------------------------------------------------------------------------------------------
INTERNET SOFTWARE & SERVICES--5.7%
Danal Co. Ltd. 1,3                                                 2,028,826     $  8,703,224
-----------------------------------------------------------------------------------------------
Kaboose, Inc. 1,3                                                  8,000,000       18,206,756
-----------------------------------------------------------------------------------------------
Kaboose, Inc. 1,3                                                  1,000,000        2,275,845
-----------------------------------------------------------------------------------------------
Macromill, Inc. 3                                                     10,000       15,129,769
-----------------------------------------------------------------------------------------------
mixi, Inc. 1                                                           3,000       34,845,862
-----------------------------------------------------------------------------------------------
Opera
Software ASA 1,3                                                  18,000,000       46,167,110
-----------------------------------------------------------------------------------------------
SK Communications
Co. Ltd. 1                                                           262,500        5,311,389
-----------------------------------------------------------------------------------------------
Stockgroup
Information
Systems, Inc. 1,2,3                                                3,000,000        1,188,722
-----------------------------------------------------------------------------------------------
XING AG 1                                                            250,375       15,407,052
                                                                                 --------------
                                                                                  147,235,729

-----------------------------------------------------------------------------------------------
IT SERVICES--1.9%
Travelsky
Technology Ltd.,
Cl. H 3                                                           60,000,000       50,182,224
-----------------------------------------------------------------------------------------------
SOFTWARE--5.1%
Absolute
Software Corp. 1,3                                                 3,665,200       46,734,326
-----------------------------------------------------------------------------------------------
Duzon Digital
Ware Co. Ltd. 3                                                      964,156       11,474,148
-----------------------------------------------------------------------------------------------
Enablence
Technologies, Inc. 1,3                                            12,000,000       37,063,754
-----------------------------------------------------------------------------------------------
Tanla Solutions Ltd.                                               2,000,000       32,751,083
-----------------------------------------------------------------------------------------------
Zaio Corp. 1,3                                                     2,000,000        3,454,407
-----------------------------------------------------------------------------------------------
Zaio Corp. 1,3,4                                                   1,000,000        1,727,203
                                                                                 --------------
                                                                                  133,204,921

-----------------------------------------------------------------------------------------------
MATERIALS--28.3%
-----------------------------------------------------------------------------------------------
CHEMICALS--1.0%
Hanfeng
Evergreen, Inc. 1                                                  2,159,500       26,482,261
-----------------------------------------------------------------------------------------------
CONSTRUCTION MATERIALS--1.4%
India Cements Ltd.                                                 7,000,000       35,910,138
-----------------------------------------------------------------------------------------------
METALS & MINING--25.9%
Anvil Mining Ltd. 1,3                                              4,500,000       61,630,683
-----------------------------------------------------------------------------------------------
Avoca
Resources Ltd. 1                                                   8,000,000       17,031,978

                                                                      SHARES            VALUE
-----------------------------------------------------------------------------------------------
METALS & MINING Continued
Central African
Mining &
Exploration Co. plc 1,3                                           65,000,000     $ 69,422,366
-----------------------------------------------------------------------------------------------
First Quantum
Minerals Ltd.                                                        600,000       55,668,783
-----------------------------------------------------------------------------------------------
Forsys Metals Corp. 1                                              3,000,000       10,149,860
-----------------------------------------------------------------------------------------------
HudBay
Minerals, Inc. 1                                                   3,500,000       66,852,934
-----------------------------------------------------------------------------------------------
Ivernia, Inc. 1,3                                                 10,800,000       18,653,797
-----------------------------------------------------------------------------------------------
Ivernia, Inc. 1,2,3                                                3,200,000        5,527,051
-----------------------------------------------------------------------------------------------
Kagara Zinc Ltd.                                                   2,000,000        9,512,630
-----------------------------------------------------------------------------------------------
Katanga
Mining Ltd. 1                                                      2,500,000       43,180,086
-----------------------------------------------------------------------------------------------
Lundin
Mining Corp. 1                                                     7,000,000       59,812,040
-----------------------------------------------------------------------------------------------
Minara
Resources Ltd.                                                     8,000,000       47,334,173
-----------------------------------------------------------------------------------------------
Mincor
Resources NL                                                       6,500,000       19,895,584
-----------------------------------------------------------------------------------------------
Mirabela
Nickel Ltd. 1                                                      2,000,000       11,277,623
-----------------------------------------------------------------------------------------------
Mitsui
Mining Co. Ltd. 1                                                 10,000,000       34,969,090
-----------------------------------------------------------------------------------------------
Moly Mines Ltd. 1,3                                                5,000,000       13,919,228
-----------------------------------------------------------------------------------------------
Olympus Pacific
Minerals, Inc. 1,3                                                13,000,000        5,547,371
-----------------------------------------------------------------------------------------------
Sally Malay
Mining Ltd.                                                        5,000,000       22,654,987
-----------------------------------------------------------------------------------------------
Sino Gold
Mining Ltd. 1                                                      7,000,000       49,079,841
-----------------------------------------------------------------------------------------------
Thompson Creek
Metals Co. 1                                                       2,500,000       51,054,102
                                                                                 --------------
                                                                                  673,174,207

-----------------------------------------------------------------------------------------------
UTILITIES--4.1%
-----------------------------------------------------------------------------------------------
ELECTRIC UTILITIES--0.4%
EOS Russia AB 1                                                      800,000       12,104,787
-----------------------------------------------------------------------------------------------
GAS UTILITIES--3.2%
Xinao Gas
Holdings Ltd.                                                     45,000,000       82,917,021

                   19 | OPPENHEIMER INTERNATIONAL SMALL COMPANY FUND

STATEMENT OF INVESTMENTS Unaudited/Continued
--------------------------------------------------------------------------------

                                                                          SHARES               VALUE
------------------------------------------------------------------------------------------------------
WATER UTILITIES--0.5%
China Water
Affairs Group Ltd.  1                                                 33,648,000      $   12,799,574
                                                                                      ----------------
Total Common Stocks
(Cost $2,283,283,907)                                                                  2,575,576,478

                                                                           UNITS
------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------
RIGHTS, WARRANTS AND CERTIFICATES--0.3%
------------------------------------------------------------------------------------------------------
China Vanguard
Group Ltd. Wts.,
Exp 11/2/08  1,3                                                      22,000,000             316,657
------------------------------------------------------------------------------------------------------
Pacific Rubiales
Energy Corp. Wts.,
Exp 7/12/12  1,2                                                      11,999,720           7,071,209

                                                                           UNITS               VALUE
------------------------------------------------------------------------------------------------------
RIGHTS, WARRANTS AND CERTIFICATES Continued
Sikanni Services Ltd.
Wts., Exp 9/30/08  1,3                                                 5,000,000      $           --
                                                                                      ----------------
Total Rights, Warrants and Certificates
(Cost $1,808,930)                                                                          7,387,866

------------------------------------------------------------------------------------------------------
TOTAL INVESTMENTS, AT VALUE
(COST $2,285,092,837)                                                       99.4%      2,582,964,344
------------------------------------------------------------------------------------------------------
OTHER ASSETS NET OF LIABILITIES                                              0.6          14,400,748
                                                                  ------------------------------------
NET ASSETS                                                                 100.0%     $2,597,365,092
                                                                  ====================================

FOOTNOTES TO STATEMENT OF INVESTMENTS

1. Non-income producing security.

2. Illiquid security. The aggregate value of illiquid securities as of February 29, 2008 was $109,682,965, which represents 4.22% of the Fund's net assets. See
Note 6 of accompanying Notes.

3. Is or was an affiliate, as defined in the Investment Company Act of 1940, at or during the period ended February 29, 2008, by virtue of the Fund owning at least 5% of the voting securities of the issuer or as a result of the Fund and the issuer having the same investment adviser. Transactions during the period in which the issuer was an affiliate are as follows:

                                                 SHARES/UNITS       GROSS         GROSS   SHARES/UNITS
                                              AUGUST 31, 2007   ADDITIONS    REDUCTIONS  FEB. 29, 2008
----------------------------------------------------------------------------------------------------------
Absolute Software Corp.                             2,000,000   2,000,000 b     334,800      3,665,200
Anvil Mining Ltd.                                   4,000,000     500,000            --      4,500,000
Arques Industries AG                                1,750,000     250,000            --      2,000,000
Azure Dynamics Corp.                               21,000,000          --            --     21,000,000
Calvalley Petroleum, Inc., Cl. A                    8,000,000          --            --      8,000,000
Canoro Resources Ltd.                                      --   1,800,000            --      1,800,000
Canoro Resources Ltd.                                      --   7,200,000            --      7,200,000
Central African Mining & Exploration Co. plc       60,000,000   5,000,000            --     65,000,000
China Vanguard Group Ltd.                         165,000,000          --            --    165,000,000
China Vanguard Group Ltd. Wts.                     22,000,000          --            --     22,000,000
Crown Confectionary Co. Ltd.                          110,000          --         5,592        104,408
Culane Energy Corp.                                 2,000,000          --       340,000      1,660,000
Danal Co. Ltd.                                      2,300,000          --       271,174      2,028,826
Duzon Digital Ware Co. Ltd.                         1,200,000          --       235,844        964,156
Enablence Technologies, Inc.                               --  12,000,000            --     12,000,000
Fidec Corp.                                            11,000       3,000            --         14,000
Funai Zaisan Consultants Co. Ltd.                       5,000       5,000 b          --         10,000
Gulf Keystone Petroleum Ltd.                       21,500,000          --            --     21,500,000
Imaging Dynamics Co. Ltd.                           2,000,000          --     2,000,000             --
Imaging Dynamics Co. Ltd.                           4,000,000          --     4,000,000             --
Immersive Media Corp.                               2,000,000          --       100,000      1,900,000
Ivernia, Inc.                                       9,050,000   1,750,000            --     10,800,000

                  20 | OPPENHEIMER INTERNATIONAL SMALL COMPANY FUND

                                                      SHARES/UNITS          GROSS         GROSS    SHARES/UNITS
                                                   AUGUST 31, 2007      ADDITIONS    REDUCTIONS   FEB. 29, 2008
-----------------------------------------------------------------------------------------------------------------
Ivernia, Inc.                                            3,200,000             --            --       3,200,000
Kaboose, Inc.                                            8,000,000             --            --       8,000,000
Kaboose, Inc.                                            1,000,000             --            --       1,000,000
Kenedix, Inc.                                               38,000          2,000            --          40,000
Klabin Segall SA a                                       3,000,000             --            --       3,000,000
Macromill, Inc.                                              8,000          2,000            --          10,000
Mobilians Co. Ltd.                                       1,554,094             --     1,554,094              --
Moly Mines Ltd.                                          5,000,000             --            --       5,000,000
Nido Petroleum Ltd.                                             --     71,000,000            --      71,000,000
Norwood Immunology Ltd.                                 14,500,000             --            --      14,500,000
Olympus Pacific Minerals, Inc.                          13,000,000             --            --      13,000,000
Opera Software ASA                                      18,000,000             --            --      18,000,000
Oppenheimer Institutional
Money Market Fund, Cl. E                                27,040,128    563,019,041   590,059,169              --
Pacific Rubiales Energy Corp.
(formerly Petro Rubiales Energy Corp.) a                 5,000,559     10,000,000            --      15,000,559
Pacific Rubiales Energy Corp.
(formerly Petro Rubiales Energy Corp.) a                38,999,441             --            --      38,999,441
Pacific Rubiales Energy Corp. Wts., Exp. 7/12/12
(formerly Petro Rubiales Energy Corp.) a                11,999,720             --            --      11,999,720
Petrolifera Petroleum Ltd.                               3,000,000      1,500,000            --       4,500,000
PVR Ltd.                                                 2,000,000             --        16,900       1,983,100
RISA Partners, Inc.                                         18,000          1,000            --          19,000
Shinwa Art Auction Co. Ltd                                   5,000             --            --           5,000
Sikanni Services Ltd.                                   10,000,000             --            --      10,000,000
Sikanni Services Ltd. Wts., Exp. 9/30/08                 5,000,000             --            --       5,000,000
SK Communications Co. Ltd.
(formerly Empas Corp.) a                                 1,250,000        250,000     1,237,500         262,500
Stockgroup Information Systems, Inc.                     3,000,000             --            --       3,000,000
Travelsky Technology Ltd., Cl. H                        60,000,000             --            --      60,000,000
Uranium Participation Corp. a                                   --      5,000,000     2,000,000       3,000,000
Western Prospector Group Ltd.                            2,500,000      1,500,000            --       4,000,000
WesternZagros Resources Ltd.                                    --     13,000,000            --      13,000,000
Westport Innovations, Inc.                               1,784,800        440,200            --       2,225,000
Westport Innovations, Inc.                               6,775,000             --            --       6,775,000
World Energy Solutions, Inc.                             6,000,000             --            --       6,000,000
Wumart Stores, Inc.                                     24,000,000      6,000,000            --      30,000,000
Xinhua Finance Ltd.                                         35,000             --            --          35,000
Xinhua Finance Ltd., Sponsored ADR                       4,000,000             --            --       4,000,000
Zaio Corp.                                               1,526,400        473,600            --       2,000,000
Zaio Corp.                                               1,000,000             --            --       1,000,000

                                                                                       DIVIDEND        REALIZED
                                                                            VALUE        INCOME      GAIN (LOSS)
-----------------------------------------------------------------------------------------------------------------
Absolute Software Corp.                                              $ 46,734,326   $        --    $  2,364,413
Anvil Mining Ltd.                                                      61,630,683            --              --
Arques Industries AG                                                   41,943,310            --              --
Azure Dynamics Corp.                                                    8,107,696            --              --
Calvalley Petroleum, Inc., Cl. A                                       40,558,801            --              --

                  21 | OPPENHEIMER INTERNATIONAL SMALL COMPANY FUND

STATEMENT OF INVESTMENTS Unaudited/Continued
--------------------------------------------------------------------------------

FOOTNOTES TO STATEMENT OF INVESTMENTS Continued

                                                                                                         DIVIDEND        REALIZED
                                                                                           VALUE           INCOME     GAIN (LOSS)
-----------------------------------------------------------------------------------------------------------------------------------
Canoro Resources Ltd.                                                                $ 3,072,390     $         --    $         --
Canoro Resources Ltd.                                                                 12,289,561               --              --
Central African Mining & Exploration Co. plc                                          69,422,366               --              --
China Vanguard Group Ltd.                                                             15,936,952               --              --
China Vanguard Group Ltd. Wts                                                            316,657               --              --
Crown Confectionary Co. Ltd.                                                          11,215,955               --        (211,779)
Culane Energy Corp.                                                                   12,058,928               --        (720,647)
Danal Co. Ltd.                                                                         8,703,224               --      (2,793,728)
Duzon Digital Ware Co. Ltd.                                                           11,474,148          340,167       1,571,295
Enablence Technologies, Inc.                                                          37,063,754               --              --
Fidec Corp.                                                                           12,487,158               --              --
Funai Zaisan Consultants Co. Ltd.                                                     17,898,241           61,008              --
Gulf Keystone Petroleum Ltd.                                                          12,969,251               --              --
Imaging Dynamics Co. Ltd.                                                                     --               --      (2,150,939)
Imaging Dynamics Co. Ltd.                                                                     --               --      (5,728,588)
Immersive Media Corp.                                                                  2,470,917               --        (323,111)
Ivernia, Inc.                                                                         18,653,797               --              --
Ivernia, Inc.                                                                          5,527,051               --              --
Kaboose, Inc.                                                                         18,206,756               --              --
Kaboose, Inc.                                                                          2,275,845               --              --
Kenedix, Inc.                                                                         52,626,482          777,313              --
Klabin Segall SA a                                                                            -- c             --              --
Macromill, Inc.                                                                       15,129,769           97,612              --
Mobilians Co. Ltd.                                                                            --               --      (4,141,437)
Moly Mines Ltd.                                                                       13,919,228               --              --
Nido Petroleum Ltd.                                                                   20,503,409               --              --
Norwood Immunology Ltd.                                                                1,296,547               --              --
Olympus Pacific Minerals, Inc.                                                         5,547,371               --              --
Opera Software ASA                                                                    46,167,110               --              --
Oppenheimer Institutional Money Market Fund, Cl. E                                            --        1,384,121              --
Pacific Rubiales Energy Corp. (formerly Petro Rubiales Energy Corp.) a                        -- c             --              --
Pacific Rubiales Energy Corp. (formerly Petro Rubiales Energy Corp.) a                        -- c             --              --
Pacific Rubiales Energy Corp. Wts., Exp. 7/12/12
(formerly Petro Rubiales Energy Corp.) a                                                      -- c             --              --
Petrolifera Petroleum Ltd.                                                            57,150,114               --              --
PVR Ltd.                                                                              13,678,019               --          24,651
RISA Partners, Inc.                                                                   37,152,147          286,014              --
Shinwa Art Auction Co. Ltd                                                             5,730,059               --              --
Sikanni Services Ltd.                                                                  2,032,004               --              --
Sikanni Services Ltd. Wts., Exp. 9/30/08                                                      --               --              --
SK Communications Co. Ltd. (formerly Empas Corp.) a                                           -- c             --      (3,924,812)
Stockgroup Information Systems, Inc.                                                   1,188,722               --              --
Travelsky Technology Ltd., Cl. H                                                      50,182,224               --              --
Uranium Participation Corp. a                                                                 -- c             --      (8,143,855)
Western Prospector Group Ltd.                                                          3,860,808               --              --
WesternZagros Resources Ltd.                                                          38,963,678               --              --
Westport Innovations, Inc.                                                             7,233,934               --              --
Westport Innovations, Inc.                                                            22,026,924               --              --

                  22 | OPPENHEIMER INTERNATIONAL SMALL COMPANY FUND

                                                                                                       DIVIDEND        REALIZED
                                                                                           VALUE         INCOME     GAIN (LOSS)
---------------------------------------------------------------------------------------------------------------------------------
World Energy Solutions, Inc.                                                        $  4,572,009     $       --    $         --
Wumart Stores, Inc.                                                                   23,704,607             --              --
Xinhua Finance Ltd.                                                                    4,482,550             --              --
Xinhua Finance Ltd., Sponsored ADR                                                     5,200,000             --              --
Zaio Corp.                                                                             3,454,407             --              --
Zaio Corp.                                                                             1,727,203             --              --
                                                                                    ---------------------------------------------
                                                                                    $908,547,092     $2,946,235    $(24,178,537)
                                                                                    =============================================

  a. No longer an affiliate as of February 29, 2008.

  b. All or a portion is the result of a corporate action.

  c. The security is no longer an affiliate, therefore, the value has been excluded from this table.

4. Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Trustees. These securities amount to $72,339,345 or 2.79% of the Fund's net assets as of February 29, 2008.

--------------------------------------------------------------------------------
FOREIGN CURRENCY EXCHANGE CONTRACTS AS OF FEBRUARY 29, 2008 ARE AS FOLLOWS:
--------------------------------------------------------------------------------

                                                       CONTRACT AMOUNT       TERMINATION                UNREALIZED    UNREALIZED
CONTRACT DESCRIPTION                        BUY/SELL            (000s)              DATE       VALUE  APPRECIATION  DEPRECIATION
----------------------------------------------------------------------------------------------------------------------------------
Canadian Dollar (CAD)                           Buy                681 CAD        3/3/08  $  691,407         $  --       $ 4,702
Hong Kong Dollar (HKD)                          Buy             14,125 HKD        3/3/08   1,815,377           390            --
Hong Kong Dollar (HKD)                          Sell            35,587 HKD        3/3/08   4,573,578            --           983
                                                                                                             ---------------------
Total unrealized appreciation and depreciation                                                               $ 390       $ 5,685
                                                                                                             =====================

DISTRIBUTION OF INVESTMENTS REPRESENTING GEOGRAPHIC HOLDINGS, AS A PERCENTAGE OF TOTAL INVESTMENTS AT VALUE, IS AS FOLLOWS:

GEOGRAPHIC HOLDINGS                                            VALUE     PERCENT
----------------------------------------------------------------------------------
Canada                                                $  980,997,507        38.0%
India                                                    252,000,608         9.7
Australia                                                236,724,590         9.2
Japan                                                    231,728,045         9.0
United Kingdom                                           128,774,402         5.0
Cayman Islands                                           111,275,417         4.3
Germany                                                  108,390,455         4.2
Brazil                                                    85,246,290         3.3
Norway                                                    84,938,312         3.3
Bermuda                                                   75,711,113         2.9
China                                                     73,886,831         2.8
Hong Kong                                                 67,163,788         2.6
Singapore                                                 40,993,616         1.6
Korea, Republic of South                                  36,704,716         1.4
Russia                                                    33,000,000         1.3
Thailand                                                  17,791,898         0.7
Sweden                                                    17,636,756         0.7
                                                     -----------------------------
Total                                                 $2,582,964,344       100.0%
                                                     =============================

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                  23 | OPPENHEIMER INTERNATIONAL SMALL COMPANY FUND

STATEMENT OF ASSETS AND LIABILITIES Unaudited
--------------------------------------------------------------------------------

February 29, 2008

----------------------------------------------------------------------------------------------------------
ASSETS
----------------------------------------------------------------------------------------------------------

Investments, at value--see accompanying statement of investments:
Unaffiliated companies (cost $1,290,884,246)                                             $ 1,674,417,252
Affiliated companies (cost $994,208,591)                                                     908,547,092
                                                                                         -----------------

                                                                                           2,582,964,344
----------------------------------------------------------------------------------------------------------
Cash                                                                                             159,610
----------------------------------------------------------------------------------------------------------
Cash--foreign currencies (cost $1,868,261)                                                     1,868,261
----------------------------------------------------------------------------------------------------------
Unrealized appreciation on foreign currency exchange contracts                                       390
----------------------------------------------------------------------------------------------------------
Receivables and other assets:
Investments sold                                                                              18,177,049
Dividends                                                                                      2,764,030
Shares of beneficial interest sold                                                             2,082,212
Other                                                                                            229,664
                                                                                         -----------------
Total assets                                                                               2,608,245,560

----------------------------------------------------------------------------------------------------------
LIABILITIES
----------------------------------------------------------------------------------------------------------

Unrealized depreciation on foreign currency exchange contracts                                     5,685
----------------------------------------------------------------------------------------------------------
Payables and other liabilities:
Shares of beneficial interest redeemed                                                         5,701,317
Investments purchased                                                                          2,506,759
Foreign capital gains tax                                                                        884,226
Distribution and service plan fees                                                               876,520
Transfer and shareholder servicing agent fees                                                    247,658
Trustees' compensation                                                                           182,790
Shareholder communications                                                                        87,835
Other                                                                                            387,678
                                                                                         -----------------
Total liabilities                                                                             10,880,468

----------------------------------------------------------------------------------------------------------
NET ASSETS                                                                               $ 2,597,365,092
                                                                                         =================

----------------------------------------------------------------------------------------------------------
COMPOSITION OF NET ASSETS
----------------------------------------------------------------------------------------------------------

Paid-in capital                                                                          $ 2,327,174,835
----------------------------------------------------------------------------------------------------------
Accumulated net investment loss                                                              (81,757,479)
----------------------------------------------------------------------------------------------------------
Accumulated net realized gain on investments and foreign currency transactions                54,830,367
----------------------------------------------------------------------------------------------------------
Net unrealized appreciation on investments and translation of assets and liabilities
denominated in foreign currencies                                                            297,117,369
                                                                                         -----------------
NET ASSETS                                                                               $ 2,597,365,092
                                                                                         =================

                  24 | OPPENHEIMER INTERNATIONAL SMALL COMPANY FUND

----------------------------------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE
----------------------------------------------------------------------------------------------------------

Class A Shares:
Net asset value and redemption price per share (based on net assets
of $1,637,466,289 and 65,904,946 shares of beneficial interest outstanding)                    $   24.85
Maximum offering price per share (net asset value plus sales charge of
5.75% of offering price)                                                                       $   26.37
----------------------------------------------------------------------------------------------------------
Class B Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $119,076,750
and 4,986,355 shares of beneficial interest outstanding)                                       $   23.88
----------------------------------------------------------------------------------------------------------
Class C Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $302,468,966
and 12,692,330 shares of beneficial interest outstanding)                                      $   23.83
----------------------------------------------------------------------------------------------------------
Class N Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $79,892,446
and 3,312,578 shares of beneficial interest outstanding)                                       $   24.12
----------------------------------------------------------------------------------------------------------
Class Y Shares:
Net asset value, redemption price and offering price per share (based on net
assets of $ 458,460,641 and 18,484,679 shares of beneficial interest outstanding)              $   24.80

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                  25 | OPPENHEIMER INTERNATIONAL SMALL COMPANY FUND

STATEMENT OF OPERATIONS Unaudited
--------------------------------------------------------------------------------

For the Six Months Ended February 29, 2008

-------------------------------------------------------------------------------------------
INVESTMENT INCOME
-------------------------------------------------------------------------------------------

Dividends:
Unaffiliated companies (net of foreign withholding taxes of $86,118)        $   5,673,678
Affiliated companies (net of foreign withholding taxes of $159,193)             2,946,235
-------------------------------------------------------------------------------------------
Interest                                                                           13,209
-------------------------------------------------------------------------------------------
Other income                                                                       11,663
                                                                            ---------------
Total investment income                                                         8,644,785

-------------------------------------------------------------------------------------------
EXPENSES
-------------------------------------------------------------------------------------------

Management fees                                                                10,489,526
-------------------------------------------------------------------------------------------
Distribution and service plan fees:
Class A                                                                         2,339,429
Class B                                                                           689,917
Class C                                                                         1,755,228
Class N                                                                           214,750
-------------------------------------------------------------------------------------------
Transfer and shareholder servicing agent fees:
Class A                                                                         1,077,418
Class B                                                                           121,146
Class C                                                                           214,681
Class N                                                                            99,932
Class Y                                                                            93,538
-------------------------------------------------------------------------------------------
Shareholder communications:
Class A                                                                            59,398
Class B                                                                            13,134
Class C                                                                            12,211
Class N                                                                             1,456
Class Y                                                                             7,492
-------------------------------------------------------------------------------------------
Custodian fees and expenses                                                       570,060
-------------------------------------------------------------------------------------------
Trustees' compensation                                                             31,693
-------------------------------------------------------------------------------------------
Other                                                                             191,059
                                                                            ---------------
Total expenses                                                                 17,982,068
Less reduction to custodian expenses                                               (8,139)
Less waivers and reimbursements of expenses                                       (26,994)
                                                                            ---------------
Net expenses                                                                   17,946,935

-------------------------------------------------------------------------------------------
NET INVESTMENT LOSS                                                            (9,302,150)

                  26 | OPPENHEIMER INTERNATIONAL SMALL COMPANY FUND

-------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS)
-------------------------------------------------------------------------------------------

Net realized gain (loss) on:
Investments:
   Unaffiliated companies                                                     170,006,143
   Affiliated companies                                                       (24,178,537)
Foreign currency transactions                                                  56,953,290
                                                                            ---------------
Net realized gain                                                             202,780,896
-------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation) on:
Investments                                                                  (340,323,794)
Translation of assets and liabilities denominated in foreign currencies       101,480,540
                                                                            ---------------
Net change in unrealized appreciation                                        (238,843,254)

-------------------------------------------------------------------------------------------
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS                        $ (45,364,508)
                                                                            ===============

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                  27 | OPPENHEIMER INTERNATIONAL SMALL COMPANY FUND

STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                                                 SIX MONTHS                YEAR
                                                                                                      ENDED               ENDED
                                                                                          FEBRUARY 29, 2008          AUGUST 31,
                                                                                                (UNAUDITED)                2007
---------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------
OPERATIONS
---------------------------------------------------------------------------------------------------------------------------------

Net investment loss                                                                         $    (9,302,150)    $    (2,370,704)
---------------------------------------------------------------------------------------------------------------------------------
Net realized gain                                                                               202,780,896         410,180,930
---------------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation                                                          (238,843,254)        188,155,854
                                                                                            -------------------------------------
Net increase (decrease) in net assets resulting from operations                                 (45,364,508)        595,966,080

---------------------------------------------------------------------------------------------------------------------------------
DIVIDENDS AND/OR DISTRIBUTIONS TO SHAREHOLDERS
---------------------------------------------------------------------------------------------------------------------------------

Dividends from net investment income:
Class A                                                                                         (71,308,514)         (9,069,418)
Class B                                                                                          (2,799,825)                 --
Class C                                                                                          (8,197,783)                 --
Class N                                                                                          (2,814,556)           (181,028)
Class Y                                                                                         (21,047,428)         (1,395,280)
                                                                                            -------------------------------------
                                                                                               (106,168,106)        (10,645,726)
---------------------------------------------------------------------------------------------------------------------------------
Distributions from net realized gain:
Class A                                                                                        (282,671,815)        (26,758,605)
Class B                                                                                         (20,893,251)         (2,532,828)
Class C                                                                                         (53,910,922)         (5,166,398)
Class N                                                                                         (12,987,399)         (1,049,876)
Class Y                                                                                         (68,733,268)         (2,618,553)
                                                                                            -------------------------------------
                                                                                               (439,196,655)        (38,126,260)

---------------------------------------------------------------------------------------------------------------------------------
BENEFICIAL INTEREST TRANSACTIONS
---------------------------------------------------------------------------------------------------------------------------------

Net increase (decrease) in net assets resulting from beneficial interest transactions:
Class A                                                                                          83,490,901         212,151,777
Class B                                                                                           2,055,747         (17,884,834)
Class C                                                                                          17,223,546          38,773,724
Class N                                                                                          15,881,854          15,778,066
Class Y                                                                                         165,756,196         261,996,860
                                                                                            -------------------------------------
                                                                                                284,408,244         510,815,593

---------------------------------------------------------------------------------------------------------------------------------
NET ASSETS
---------------------------------------------------------------------------------------------------------------------------------

Total increase (decrease)                                                                      (306,321,025)      1,058,009,687
---------------------------------------------------------------------------------------------------------------------------------
Beginning of period                                                                           2,903,686,117       1,845,676,430
                                                                                            -------------------------------------
End of period (including accumulated net investment income (loss) of
$(81,757,479) and $33,712,777, respectively)                                                $ 2,597,365,092     $ 2,903,686,117
                                                                                            =====================================

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                  28 | OPPENHEIMER INTERNATIONAL SMALL COMPANY FUND

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                             SIX MONTHS
                                                  ENDED
                                      FEBRUARY 29, 2008                                                     YEAR ENDED AUGUST 31,
CLASS A                                     (UNAUDITED)             2007            2006          2005          2004         2003
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
-----------------------------------------------------------------------------------------------------------------------------------

Net asset value, beginning of period       $     30.52       $     23.40     $     19.48     $   14.14     $   10.51    $    7.98
-----------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment
operations:
Net investment income (loss)                      (.08) 1            .01 1          (.05) 1       (.02) 1       (.04)         .01
Net realized and unrealized gain                   .08              7.75            6.15          5.78          3.73         2.52
                                           ----------------------------------------------------------------------------------------
Total from investment operations                   .00              7.76            6.10          5.76          3.69         2.53
-----------------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to
shareholders:
Dividends from net investment income             (1.06)             (.16)             --          (.11)         (.06)          --
Distributions from net realized gain             (4.61)             (.48)          (2.18)         (.31)           --           --
                                           ----------------------------------------------------------------------------------------
Total dividends and/or distributions
to shareholders                                  (5.67)             (.64)          (2.18)         (.42)         (.06)          --
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period             $     24.85       $     30.52     $     23.40     $   19.48     $   14.14    $   10.51
                                           ========================================================================================

-----------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 2               (1.39)%           33.56%          33.49%        41.35%        35.20%       31.70%
-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
-----------------------------------------------------------------------------------------------------------------------------------

Net assets, end of period (in
thousands)                                 $ 1,637,466       $ 1,931,669     $ 1,330,251     $ 552,861     $ 204,938    $ 132,342
-----------------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)          $ 1,924,622       $ 1,702,152     $ 1,098,056     $ 353,479     $ 207,202    $  48,879
-----------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 3
Net investment income (loss)                     (0.54)%            0.03%          (0.24)%       (0.12)%       (0.26) %      0.29%
Total expenses                                    1.13% 4           1.13% 4         1.20%         1.31%         1.34%        1.69%
Expenses after payments, waivers
and/or reimbursements and reduction
to custodian expenses                             1.13%             1.13%           1.20%         1.31%         1.34%        1.60%
-----------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                            35%                57%             35%           51%          124%          53%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

3. Annualized for periods less than one full year.

4. Total expenses including indirect expenses from affiliated fund were as follows:

        Six Months Ended February 29, 2008   1.13%
        Year Ended August 31, 2007           1.13%

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                  29 | OPPENHEIMER INTERNATIONAL SMALL COMPANY FUND

FINANCIAL HIGHLIGHTS Continued
--------------------------------------------------------------------------------

                                                       SIX MONTHS
                                                            ENDED
                                                FEBRUARY 29, 2008                                         YEAR ENDED AUGUST 31,
CLASS B                                               (UNAUDITED)           2007         2006       2005       2004       2003
---------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                    $   29.16       $   22.43    $   18.91   $  13.77   $  10.28   $   7.87
---------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment loss                                          (.19) 1         (.22) 1      (.24) 1    (.17) 1    (.13)      (.02)
Net realized and unrealized gain                              .07            7.43         5.94       5.62       3.62       2.43
                                                        -------------------------------------------------------------------------
Total from investment operations                             (.12)           7.21         5.70       5.45       3.49       2.41
---------------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                         (.55)             --           --         --         --         --
Distributions from net realized gain                        (4.61)           (.48)       (2.18)      (.31)        --         --
                                                        -------------------------------------------------------------------------
Total dividends and/or distributions
to shareholders                                             (5.16)           (.48)       (2.18)      (.31)        --         --
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                          $   23.88       $   29.16    $   22.43   $  18.91   $  13.77   $  10.28
                                                        =========================================================================

---------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 2                          (1.78)%         32.43%       32.29%     40.07%     33.95%     30.62%
---------------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
---------------------------------------------------------------------------------------------------------------------------------

Net assets, end of period (in thousands)                $ 119,077       $ 142,120    $ 124,505   $ 78,469   $ 43,478   $ 23,355
---------------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                       $ 138,777       $ 142,384    $ 114,900   $ 60,395   $ 37,393   $ 16,884
---------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 3
Net investment loss                                         (1.36)%         (0.81)%      (1.11)%    (1.02)%    (1.14)%    (0.28)%
Total expenses                                               1.96% 4         1.97% 4      2.09%      2.23%      2.35%      2.85%
Expenses after payments, waivers
and/or reimbursements and reduction
to custodian expenses                                        1.96%           1.97%        2.09%      2.23%      2.31%      2.38%
---------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                        35%             57%          35%        51%       124%        53%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

3. Annualized for periods less than one full year.

4. Total expenses including indirect expenses from affiliated fund were as follows:

        Six Months Ended February 29, 2008   1.96%
        Year Ended August 31, 2007           1.97%

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                  30 | OPPENHEIMER INTERNATIONAL SMALL COMPANY FUND

                                                  SIX MONTHS
                                                       ENDED
                                           FEBRUARY 29, 2008                                             YEAR ENDED AUGUST 31,
CLASS C                                          (UNAUDITED)          2007          2006         2005         2004        2003
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
--------------------------------------------------------------------------------------------------------------------------------

Net asset value, beginning of period              $    29.19     $   22.44     $   18.90     $  13.76     $  10.27    $   7.86
--------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment loss                                     (.18) 1       (.20) 1       (.23) 1      (.16) 1      (.09)       (.02)
Net realized and unrealized gain                         .06          7.43          5.95         5.63         3.59        2.43
                                                  ------------------------------------------------------------------------------
Total from investment operations                        (.12)         7.23          5.72         5.47         3.50        2.41
--------------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions
to shareholders:
Dividends from net investment income                    (.63)           --            --         (.02)        (.01)         --
Distributions from net realized gain                   (4.61)         (.48)        (2.18)        (.31)          --          --
                                                  ------------------------------------------------------------------------------
Total dividends and/or distributions
to shareholders                                        (5.24)         (.48)        (2.18)        (.33)        (.01)         --
--------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                    $    23.83     $   29.19     $   22.44     $  18.90     $  13.76    $  10.27
                                                  ==============================================================================

--------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 2                     (1.78)%       32.50%        32.42%       40.23%       34.05%      30.66%
--------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------------------------------------------------------

Net assets, end of period (in thousands)          $  302,469     $ 352,532     $ 242,408     $ 86,184     $ 32,401    $ 12,793
--------------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                 $  352,073     $ 312,797     $ 184,832     $ 55,819     $ 26,486    $  7,489
--------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 3
Net investment loss                                    (1.31)%       (0.75)%       (1.06)%      (0.96)%      (1.00)%     (0.38)%
Total expenses                                          1.90% 4       1.91% 4       2.01%        2.14%        2.19%       2.69%
Expenses after payments,
waivers and/or reimbursements
and reduction to custodian expenses                     1.90%         1.91%         2.01%        2.14%        2.19%       2.39%
--------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                   35%           57%           35%          51%         124%         53%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

3. Annualized for periods less than one full year.

4. Total expenses including indirect expenses from affiliated fund were as follows:

        Six Months Ended February 29, 2008   1.90%
        Year Ended August 31, 2007           1.91%

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                31 | OPPENHEIMER INTERNATIONAL SMALL COMPANY FUND

FINANCIAL HIGHLIGHTS Continued
--------------------------------------------------------------------------------

                                                        SIX MONTHS
                                                             ENDED
                                                 FEBRUARY 29, 2008                                          YEAR ENDED AUGUST 31,
CLASS N                                                (UNAUDITED)         2007         2006         2005        2004       2003
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
----------------------------------------------------------------------------------------------------------------------------------

Net asset value, beginning of period                      $  29.67     $  22.79     $  19.08     $  13.90     $ 10.35    $  7.89
----------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment loss                                           (.13) 1      (.10) 1      (.14) 1      (.09) 1     (.05)      (.03)
Net realized and unrealized gain                               .08         7.54         6.03         5.67        3.64       2.49
                                                          ------------------------------------------------------------------------
Total from investment operations                              (.05)        7.44         5.89         5.58        3.59       2.46
----------------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                          (.89)        (.08)          --         (.09)       (.04)        --
Distributions from net realized gain                         (4.61)        (.48)       (2.18)        (.31)         --         --
                                                          ------------------------------------------------------------------------
Total dividends and/or distributions
to shareholders                                              (5.50)        (.56)        2.18)        (.40)       (.04)        --
----------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                            $  24.12     $  29.67     $  22.79     $  19.08     $ 13.90    $ 10.35
                                                          ========================================================================

----------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 2                           (1.56)%      32.99%       33.06%       40.76%      34.70%     31.18%
----------------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
----------------------------------------------------------------------------------------------------------------------------------

Net assets, end of period (in thousands)                  $ 79,892     $ 81,367     $ 51,761     $ 16,673     $ 4,101    $ 1,128
----------------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                         $ 86,192     $ 66,982     $ 38,262     $  9,698     $ 2,531    $   625
----------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 3
Net investment income (loss)                                 (0.92)%      (0.36)%      (0.63)%      (0.51)%     (0.50)%     0.25%
Total expenses                                                1.50% 4      1.52% 4      1.57%        1.75%       1.78%      1.96%
Expenses after payments, waivers and/or
reimbursements and reduction to custodian
expenses                                                      1.50%        1.52%        1.57%        1.68%       1.75%      1.90%
----------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                         35%          57%          35%          51%        124%        53%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

3. Annualized for periods less than one full year.

4. Total expenses including indirect expenses from affiliated fund were as follows:

        Six Months Ended February 29, 2008   1.50%
        Year Ended August 31, 2007           1.52%

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                32 | OPPENHEIMER INTERNATIONAL SMALL COMPANY FUND

                                                                SIX MONTHS
                                                                     ENDED
                                                         FEBRUARY 29, 2008                         YEAR ENDED AUGUST 31,
CLASS Y                                                        (UNAUDITED)                  2007                  2006 1
-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
-------------------------------------------------------------------------------------------------------------------------

Net asset value, beginning of period                           $     30.61           $     23.47           $     19.97
-------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income (loss) 2                                        (.03)                  .11                   .01
Net realized and unrealized gain                                       .08                  7.76                  5.67
                                                               ----------------------------------------------------------
Total from investment operations                                       .05                  7.87                  5.68
-------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                                 (1.25)                 (.25)                   --
Distributions from net realized gain                                 (4.61)                 (.48)                (2.18)
                                                               ----------------------------------------------------------
Total dividends and/or distributions to shareholders                 (5.86)                 (.73)                (2.18)
-------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                 $     24.80           $     30.61           $     23.47
                                                               ==========================================================

-------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 3                                   (1.25)%               34.00%                30.60%
-------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
-------------------------------------------------------------------------------------------------------------------------

Net assets, end of period (in thousands)                       $   458,461           $   395,998           $    96,751
-------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                              $   463,575           $   235,856           $    43,043
-------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 4
Net investment income (loss)                                         (0.23)%                0.36%                 0.03%
Total expenses                                                        0.81% 5,6,7           0.79% 5,6,7           0.82% 7
-------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                                 35%                   57%                   35%

1. For the period from September 7, 2005 (inception of offering) to August 31, 2006.

2. Per share amounts calculated based on the average shares outstanding during the period.

3. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

4. Annualized for periods less than one full year.

5. Total expenses including indirect expenses from affiliated fund were as follows:

        Six Months Ended February 29, 2008   0.81%
        Year Ended August 31, 2007           0.79%

6. Voluntary waiver or reimbursement of indirect management fees less than 0.005%.

7. Reduction to custodian expenses less than 0.005%.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                33 | OPPENHEIMER INTERNATIONAL SMALL COMPANY FUND

NOTES TO FINANCIAL STATEMENTS Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES

Oppenheimer International Small Company Fund (the "Fund") is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund's investment objective is to seek long-term capital appreciation. The Fund's investment adviser is OppenheimerFunds, Inc. (the "Manager").

      The Fund offers Class A, Class B, Class C, Class N and Class Y shares. Class A shares are sold at their offering price, which is normally net asset value plus a front-end sales charge. Class B, Class C and Class N shares are sold without a front-end sales charge but may be subject to a contingent deferred sales charge ("CDSC"). Class N shares are sold only through retirement plans. Retirement plans that offer Class N shares may impose charges on those accounts. Class Y shares are sold to certain institutional investors without either a front-end sales charge or a CDSC, however, the institutional investor may impose charges on those accounts. All classes of shares have identical rights and voting privileges with respect to the Fund in general and exclusive voting rights on matters that affect that class alone. Earnings, net assets and net asset value per share may differ due to each class having its own expenses, such as transfer and shareholder servicing agent fees and shareholder communications, directly attributable to that class. Class A, B, C and N have separate distribution and/or service plans. No such plan has been adopted for Class Y shares. Class B shares will automatically convert to Class A shares 72 months after the date of purchase. The Fund assesses a 2% fee on the proceeds of fund shares that are redeemed (either by selling or exchanging to another Oppenheimer fund) within 30 days of their purchase. The fee, which is retained by the Fund, is accounted for as an addition to paid-in capital.

      The following is a summary of significant accounting policies consistently followed by the Fund.

--------------------------------------------------------------------------------
SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading. Securities may be valued primarily using dealer-supplied valuations or a portfolio pricing service authorized by the Board of Trustees. Securities traded on a registered U.S. securities exchange are valued based on the last sale price of the security traded on that exchange prior to the time when the Fund's assets are valued. Securities whose principal exchange is NASDAQ(R) are valued based on the closing price reported by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing "bid" and "asked" prices, and if not, at the closing bid price. Securities traded on foreign exchanges are valued based on the last sale price on the principal exchange on which the security is traded, as identified by the portfolio pricing service, prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the official closing price on the principal exchange. Corporate, government and municipal debt instruments having a remaining maturity in excess of sixty days and all mortgage-backed securities, collateralized

                34 | OPPENHEIMER INTERNATIONAL SMALL COMPANY FUND mortgage obligations and other asset-backed securities will be valued at the mean between the "bid" and "asked" prices. Securities for which market quotations are not readily available are valued at their fair value. Securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of their respective exchanges will be fair valued. Fair value is determined in good faith using consistently applied procedures under the supervision of the Board of Trustees. Shares of a registered investment company that are not traded on an exchange are valued at the acquired investment company's net asset value per share. "Money market-type" debt instruments with remaining maturities of sixty days or less are valued at cost adjusted by the amortization of discount or premium to maturity (amortized cost), which approximates market value.

--------------------------------------------------------------------------------
FOREIGN CURRENCY TRANSLATION. The Fund's accounting records are maintained in U.S. dollars. The values of securities denominated in foreign currencies and amounts related to the purchase and sale of foreign securities and foreign investment income are translated into U.S. dollars as of the close of the Exchange, normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading. Foreign exchange rates may be valued primarily using a reliable bank, dealer or service authorized by the Board of Trustees.

      Reported net realized gains and losses from foreign currency transactions arise from sales of portfolio securities, sales and maturities of short-term securities, sales of foreign currencies, exchange rate fluctuations between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized appreciation and depreciation on the translation of assets and liabilities denominated in foreign currencies arise from changes in the values of assets and liabilities, including investments in securities at fiscal period end, resulting from changes in exchange rates.

      The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains and losses in the Fund's Statement of Operations.

--------------------------------------------------------------------------------
INVESTMENT IN OPPENHEIMER INSTITUTIONAL MONEY MARKET FUND. The Fund is permitted to invest daily available cash balances in an affiliated money market fund. The Fund may invest the available cash in Class E shares of Oppenheimer Institutional Money Market Fund ("IMMF") to seek current income while preserving liquidity. IMMF is a registered open-end management investment company, regulated as a money market fund under the Investment Company Act of 1940, as amended. The Manager is also the investment adviser of IMMF. The Fund's investment in IMMF is included in the Statement of Investments. As a shareholder, the Fund is subject to its proportional share of IMMF's Class E expenses, including its management fee. The Manager will waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund's investment in IMMF.

                35 | OPPENHEIMER INTERNATIONAL SMALL COMPANY FUND

NOTES TO FINANCIAL STATEMENTS Unaudited/Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES Continued

ALLOCATION OF INCOME, EXPENSES, GAINS AND LOSSES. Income, expenses (other than those attributable to a specific class), gains and losses are allocated on a daily basis to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.

--------------------------------------------------------------------------------
FEDERAL TAXES. The Fund intends to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its investment company taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders. Therefore, no federal income or excise tax provision is required. The Fund files income tax returns in U.S. federal and applicable state jurisdictions. The statute of limitations on the Fund's tax return filings generally remain open for the three preceding fiscal reporting period ends.

      Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or net realized gain was recorded by the Fund.

The approximate aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of February 29, 2008 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses.

                Federal tax cost of securities            $ 2,286,885,503
                Federal tax cost of other investments             144,003
                                                          ---------------
                Total federal tax cost                    $ 2,287,029,506
                                                          ===============

                Gross unrealized appreciation             $   630,563,096
                Gross unrealized depreciation                (335,356,477)
                                                          ---------------
                Net unrealized appreciation               $   295,206,619
                                                          ===============

--------------------------------------------------------------------------------
TRUSTEES' COMPENSATION. The Fund has adopted an unfunded retirement plan (the "Plan") for the Fund's independent trustees. Benefits are based on years of service and fees paid to each trustee during their period of service. The Plan was frozen with respect to adding new participants effective December 31, 2006 (the "Freeze Date") and existing Plan Participants as of the Freeze Date will continue to receive accrued benefits under the Plan. Active independent trustees as of the Freeze Date have each elected a distribution method with respect to their benefits under the Plan. During the six months ended

                36 | OPPENHEIMER INTERNATIONAL SMALL COMPANY FUND

February 29, 2008, the Fund's projected benefit obligations, payments to retired trustees and accumulated liability were as follows:

                Projected Benefit Obligations Increased                  $    639
                Payments Made to Retired Trustees                          13,867
                Accumulated Liability as of February 29, 2008             116,268

The Board of Trustees has adopted a compensation deferral plan for independent trustees that enables trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Fund. For purposes of determining the amount owed to the Trustee under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of the Fund or in other Oppenheimer funds selected by the Trustee. The Fund purchases shares of the funds selected for deferral by the Trustee in amounts equal to his or her deemed investment, resulting in a Fund asset equal to the deferred compensation liability. Such assets are included as a component of "Other" within the asset section of the Statement of Assets and Liabilities. Deferral of trustees' fees under the plan will not affect the net assets of the Fund, and will not materially affect the Fund's assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance to the compensation deferral plan.

--------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations and may differ from U.S. generally accepted accounting principles, are recorded on the ex-dividend date. Income and capital gain distributions, if any, are declared and paid annually or at other times as deemed necessary by the Manager.

--------------------------------------------------------------------------------
INVESTMENT INCOME. Dividend income is recorded on the ex-dividend date or upon ex-dividend notification in the case of certain foreign dividends where the ex-dividend date may have passed. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income is recognized on an accrual basis. Discount and premium, which are included in interest income on the Statement of Operations, are amortized or accreted daily.

--------------------------------------------------------------------------------
CUSTODIAN FEES. "Custodian fees and expenses" in the Statement of Operations may include interest expense incurred by the Fund on any cash overdrafts of its custodian account during the period. Such cash overdrafts may result from the effects of failed trades in portfolio securities and from cash outflows resulting from unanticipated shareholder redemption activity. The Fund pays interest to its custodian on such cash overdrafts, to the extent they are not offset by positive cash balances maintained by the Fund, at a rate equal to the Federal Funds Rate plus 0.50%. The "Reduction to custodian expenses" line item, if applicable, represents earnings on cash balances maintained by the Fund during the period. Such interest expense and other custodian fees may be paid with these earnings.

                37 | OPPENHEIMER INTERNATIONAL SMALL COMPANY FUND

NOTES TO FINANCIAL STATEMENTS Unaudited/Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES Continued

SECURITY TRANSACTIONS. Security transactions are recorded on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.

--------------------------------------------------------------------------------
INDEMNIFICATIONS. The Fund's organizational documents provide current and former trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

--------------------------------------------------------------------------------
OTHER. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

--------------------------------------------------------------------------------
2. SHARES OF BENEFICIAL INTEREST

The Fund has authorized an unlimited number of no par value shares of beneficial interest of each class. Transactions in shares of beneficial interest were as follows:

                           SIX MONTHS ENDED FEBRUARY 29, 2008              YEAR ENDED AUGUST 31, 2007
                                    SHARES             AMOUNT                SHARES            AMOUNT
----------------------------------------------------------------------------------------------------------
CLASS A
Sold                             5,028,557      $ 148,125,668            24,448,070      $ 712,881,011
Dividends and/or
distributions reinvested        11,540,226        316,487,115             1,202,875         31,924,255
Redeemed                       (13,964,165)      (381,121,882) 1        (19,189,583)      (532,653,489) 2
                               ---------------------------------------------------------------------------
Net increase                     2,604,618      $  83,490,901             6,461,362      $ 212,151,777
                               ===========================================================================

----------------------------------------------------------------------------------------------------------
CLASS B
Sold                               210,413      $   5,984,357               938,207      $  25,977,009
Dividends and/or
distributions reinvested           832,188         21,844,962                91,164          2,326,397
Redeemed                          (929,995)       (25,773,572) 1         (1,705,475)       (46,188,240) 2
                               ---------------------------------------------------------------------------
Net increase (decrease)            112,606      $   2,055,747              (676,104)     $ (17,884,834)
                               ===========================================================================

----------------------------------------------------------------------------------------------------------
CLASS C
Sold                               863,543      $  23,608,787             3,658,885      $ 104,218,413
Dividends and/or
distributions reinvested         1,859,940         48,770,086               160,549          4,098,791
Redeemed                        (2,108,965)       (55,155,327) 1         (2,543,208)       (69,543,480) 2
                               ---------------------------------------------------------------------------
Net increase                       614,518      $  17,223,546             1,276,226      $  38,773,724
                               ===========================================================================

                38 | OPPENHEIMER INTERNATIONAL SMALL COMPANY FUND

                           SIX MONTHS ENDED FEBRUARY 29, 2008               YEAR ENDED AUGUST 31, 2007
                                    SHARES             AMOUNT                SHARES             AMOUNT
----------------------------------------------------------------------------------------------------------
CLASS N
Sold                               563,299      $  15,838,813             1,388,782      $  41,006,702
Dividends and/or
distributions reinvested           560,798         14,917,623                44,605          1,154,389
Redeemed                          (553,815)       (14,874,582) 1           (962,295)       (26,383,025) 2
                                --------------------------------------------------------------------------
Net increase                       570,282      $  15,881,854               471,092      $  15,778,066
                                ==========================================================================

----------------------------------------------------------------------------------------------------------
CLASS Y
Sold                             4,176,057      $ 127,189,367             9,458,020      $ 281,159,481
Dividends and/or
distributions reinvested         3,179,109         87,163,029               150,835          4,006,165
Redeemed                        (1,807,986)       (48,596,200) 1           (793,289)       (23,168,786) 2
                                --------------------------------------------------------------------------
Net increase                     5,547,180      $ 165,756,196             8,815,566      $ 261,996,860
                                ==========================================================================

1. Net of redemption fees of $40,829, $2,944, $7,469, $1,829 and $9,835 for
Class A, Class B, Class C, Class N and Class Y, respectively.

2. Net of redemption fees of $32,715, $3,632, $7,339, $883 and $13,866 for Class
A, Class B, Class C, Class N and Class Y, respectively.

--------------------------------------------------------------------------------
3. PURCHASES AND SALES OF SECURITIES

The aggregate cost of purchases and proceeds from sales of securities, other than short-term obligations and investments in IMMF, for the six months ended February 29, 2008, were as follows:

                                                           PURCHASES              SALES
                        ---------------------------------------------------------------
                        Investment securities        $ 1,030,004,789    $ 1,292,180,443

--------------------------------------------------------------------------------
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

MANAGEMENT FEES. Under the investment advisory agreement, the Fund pays the Manager a management fee based on the daily net assets of the Fund at an annual rate as shown in the following table:

                FEE SCHEDULE
                ----------------------------------
                Up to $250 million           0.80%
                Next $250 million            0.77
                Next $500 million            0.75
                Next $1 billion              0.69
                Next $4 billion              0.67
                Over $6 billion              0.65

--------------------------------------------------------------------------------
TRANSFER AGENT FEES. OppenheimerFunds Services ("OFS"), a division of the Manager, acts as the transfer and shareholder servicing agent for the Fund. The Fund pays OFS a per account fee. For the six months ended February 29, 2008, the Fund paid $1,632,826 to OFS for services to the Fund.

                39 | OPPENHEIMER INTERNATIONAL SMALL COMPANY FUND

NOTES TO FINANCIAL STATEMENTS Unaudited/Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES Continued

      Additionally, Class Y shares are subject to minimum fees of $10,000 annually for assets of $10 million or more. The Class Y shares are subject to the minimum fees in the event that the per account fee does not equal or exceed the applicable minimum fees. OFS may voluntarily waive the minimum fees.

--------------------------------------------------------------------------------
DISTRIBUTION AND SERVICE PLAN (12b-1) FEES. Under its General Distributor's Agreement with the Fund, OppenheimerFunds Distributor, Inc. (the "Distributor") acts as the Fund's principal underwriter in the continuous public offering of the Fund's classes of shares.

--------------------------------------------------------------------------------
SERVICE PLAN FOR CLASS A SHARES. The Fund has adopted a Service Plan (the "Plan") for Class A shares under Rule 12b-1 of the Investment Company Act of 1940. Under the Plan, the Fund reimburses the Distributor for a portion of its costs incurred for services provided to accounts that hold Class A shares. Reimbursement is made periodically at an annual rate of up to 0.25% of the average annual net assets of Class A shares of the Fund. The Distributor currently uses all of those fees to pay dealers, brokers, banks and other financial institutions periodically for providing personal service and maintenance of accounts of their customers that hold Class A shares. Any unreimbursed expenses the Distributor incurs with respect to Class A shares in any fiscal year cannot be recovered in subsequent periods. Fees incurred by the Fund under the Plan are detailed in the Statement of Operations.

--------------------------------------------------------------------------------
DISTRIBUTION AND SERVICE PLANS FOR CLASS B, CLASS C AND CLASS N SHARES. The Fund has adopted Distribution and Service Plans (the "Plans") for Class B, Class C and Class N shares under Rule 12b-1 of the Investment Company Act of 1940 to compensate the Distributor for its services in connection with the distribution of those shares and servicing accounts. Under the Plans, the Fund pays the Distributor an annual asset-based sales charge of 0.75% on Class B and Class C shares and 0.25% on Class N shares. The Distributor also receives a service fee of 0.25% per year under each plan. If either the Class B, Class C or Class N plan is terminated by the Fund or by the shareholders of a class, the Board of Trustees and its independent trustees must determine whether the Distributor shall be entitled to payment from the Fund of all or a portion of the service fee and/or asset-based sales charge in respect to shares sold prior to the effective date of such termination. The Distributor's aggregate uncompensated expenses under the Plans at December 31, 2007 for Class B, Class C and Class N shares were $433,495, $2,423,351 and $636,510, respectively. Fees incurred by the Fund under the Plans are detailed in the Statement of Operations.

--------------------------------------------------------------------------------
SALES CHARGES. Front-end sales charges and contingent deferred sales charges ("CDSC") do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. The sales charges retained by the Distributor from the sale of shares and the

                40 | OPPENHEIMER INTERNATIONAL SMALL COMPANY FUND

CDSC retained by the Distributor on the redemption of shares is shown in the following table for the period indicated.

                                              CLASS A         CLASS B         CLASS C        CLASS N
                           CLASS A         CONTINGENT      CONTINGENT      CONTINGENT     CONTINGENT
                         FRONT-END           DEFERRED        DEFERRED        DEFERRED       DEFERRED
                     SALES CHARGES      SALES CHARGES   SALES CHARGES   SALES CHARGES  SALES CHARGES
SIX MONTHS             RETAINED BY        RETAINED BY     RETAINED BY     RETAINED BY    RETAINED BY
ENDED                  DISTRIBUTOR        DISTRIBUTOR     DISTRIBUTOR     DISTRIBUTOR    DISTRIBUTOR
----------------------------------------------------------------------------------------------------
February 29, 2008        $ 109,141           $ 55,938        $ 97,607        $ 73,022         $  919
----------------------------------------------------------------------------------------------------

WAIVERS AND REIMBURSEMENTS OF EXPENSES. OFS has voluntarily agreed to limit transfer and shareholder servicing agent fees for all classes to 0.35% of average annual net assets per class. This undertaking may be amended or withdrawn at any time.

      The Manager will waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund's investment in IMMF. During the six months ended February 29, 2008, the Manager waived $26,994 for IMMF management fees.

--------------------------------------------------------------------------------
5. FOREIGN CURRENCY EXCHANGE CONTRACTS

The Fund may enter into foreign currency exchange contracts ("forward contracts") for the purchase or sale of a foreign currency at a negotiated rate at a future date.

      Foreign currency exchange contracts are reported on a schedule following the Statement of Investments. Forward contracts will be valued daily based upon the closing prices of the forward currency rates determined at the close of the Exchange as provided by a bank, dealer or pricing service. The resulting unrealized appreciation (depreciation) is reported in the Statement of Assets and Liabilities as a receivable or payable and in the Statement of Operations within the change in unrealized appreciation (depreciation). At contract close, the difference between the original cost of the contract and the value at the close date is recorded as a realized gain (loss) in the Statement of Operations.

      Risks to the Fund include both market and credit risk. Market risk is the risk that the value of the forward contract will depreciate due to unfavorable changes in the exchange rates. Credit risk arises from the possibility that the counterparty will default. If the counterparty defaults, the Fund's loss will consist of the net amount of contractual payments that the Fund has not yet received.

--------------------------------------------------------------------------------
6. ILLIQUID SECURITIES

As of February 29, 2008, investments in securities included issues that are illiquid. Investments may be illiquid because they do not have an active trading market, making it difficult to value them or dispose of them promptly at an acceptable price. The Fund will not invest more than 10% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid securities. Securities that are illiquid are marked with an applicable footnote on the Statement of Investments.

                41 | OPPENHEIMER INTERNATIONAL SMALL COMPANY FUND

NOTES TO FINANCIAL STATEMENTS Unaudited/Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
7. RECENT ACCOUNTING PRONOUNCEMENT

In September 2006, Financial Accounting Standards Board ("FASB") issued Statement of Financial Accounting Standards ("SFAS") No. 157, FAIR VALUE MEASUREMENTS. This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and expands disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. As of February 29, 2008, the Manager does not believe the adoption of SFAS No. 157 will materially impact the financial statement amounts; however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements on changes in net assets for the period.

                42 | OPPENHEIMER INTERNATIONAL SMALL COMPANY FUND

PORTFOLIO PROXY VOTING POLICIES AND PROCEDURES; UPDATES TO STATEMENTS OF INVESTMENTS Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
The Fund has adopted Portfolio Proxy Voting Policies and Procedures under which the Fund votes proxies relating to securities ("portfolio proxies") held by the Fund. A description of the Fund's Portfolio Proxy Voting Policies and Procedures is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, (ii) on the Fund's website at www.oppenheimerfunds.com, and
(iii) on the SEC's website at www.sec.gov. In addition, the Fund is required to file Form N-PX, with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. The Fund's voting record is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, and (ii) in the Form N-PX filing on the SEC's website at www.sec.gov.

      The Fund files its complete schedule of portfolio holdings with the SEC for the first quarter and the third quarter of each fiscal year on Form N-Q. The Fund's Form N-Q filings are available on the SEC's website at http://www.sec.gov. Those forms may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

                43 | OPPENHEIMER INTERNATIONAL SMALL COMPANY FUND



ITEM 2.  CODE OF ETHICS.

Not applicable to semiannual reports.


ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable to semiannual reports.


ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable to semiannual reports.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable.


ITEM 6.  SCHEDULE OF INVESTMENTS.

Not applicable.


ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.


ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.


ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

THE FUND'S GOVERNANCE COMMITTEE PROVISIONS WITH RESPECT TO NOMINATIONS OF DIRECTORS/TRUSTEES TO THE RESPECTIVE BOARDS

1. The Fund's Governance Committee (the "Committee") will evaluate potential Board candidates to assess their qualifications. The Committee shall have the authority, upon approval of the Board, to retain an executive search firm to assist in this effort. The Committee may consider recommendations by business and personal contacts of current Board members and by executive search firms which the Committee may engage from time to time and may also consider shareholder recommendations. The Committee may consider the advice and recommendation of the Funds' investment manager and its affiliates in making the selection.

2. The Committee shall screen candidates for Board membership. The Committee has not established specific qualifications that it believes must be met by a trustee nominee. In evaluating trustee nominees, the Committee considers, among other things, an individual's background, skills, and experience; whether the individual is an "interested person" as defined in the Investment Company Act of 1940; and whether the individual would be deemed an "audit committee financial expert" within the meaning of applicable SEC rules. The Committee also considers whether the individual's background, skills, and experience will complement the background, skills, and experience of other nominees and will contribute to the Board. There are no differences in the manner in which the Committee evaluates nominees for trustees based on whether the nominee is recommended by a shareholder.

3. The Committee may consider nominations from shareholders for the Board at such times as the Committee meets to consider new nominees for the Board. The Committee shall have the sole discretion to determine the candidates to present to the Board and, in such cases where required, to shareholders. Recommendations for trustee nominees should, at a minimum, be accompanied by the following:

     o the name, address, and business, educational, and/or other pertinent background of the person being recommended;

     o a statement concerning whether the person is an "interested person" as defined in the Investment Company Act of 1940;

     o any other information that the Funds would be required to include in a proxy statement concerning the person if he or she was nominated; and

     o the name and address of the person submitting the recommendation and, if that person is a shareholder, the period for which that person held Fund shares.

     The recommendation also can include any additional information which the person submitting it believes would assist the Committee in evaluating the recommendation.

4. Shareholders should note that a person who owns securities issued by Massachusetts Mutual Life Insurance Company (the parent company of the Funds' investment adviser) would be deemed an "interested person" under the Investment Company Act of 1940. In addition, certain other relationships with Massachusetts Mutual Life Insurance Company or its subsidiaries, with registered broker-dealers, or with the Funds' outside legal counsel may cause a person to be deemed an "interested person."

5. Before the Committee decides to nominate an individual as a trustee, Committee members and other directors customarily interview the individual in person. In addition, the individual customarily is asked to complete a detailed questionnaire which is designed to elicit information which must be disclosed under SEC and stock exchange rules and to determine whether the individual is subject to any statutory disqualification from serving as a trustee of a registered investment company.


ITEM 11.  CONTROLS AND PROCEDURES.

Based on their evaluation of the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 02/29/2008, the registrant's principal executive officer and principal financial officer found the registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

There have been no changes in the registrant's internal controls over financial reporting that occurred during the registrant's second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 12.  EXHIBITS.

(a) (1) Not applicable to semiannual reports.

    (2) Exhibits attached hereto.

    (3) Not applicable.

(b) Exhibit attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer International Small Company Fund

By:      /s/ John V. Murphy
         ---------------------------
         John V. Murphy
         Principal Executive Officer
Date:    04/16/2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:      /s/ John V. Murphy
         ---------------------------
         John V. Murphy
         Principal Executive Officer
Date:    04/16/2008

By:      /s/ Brian W. WIxted
         ---------------------------
         Brian W. Wixted
         Principal Financial Officer
Date:    04/16/2008